T. ROWE PRICE Spectrum Moderate Allocation Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.2%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22  785,000 790
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class D
4.01%, 7/18/24  160,000 170
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25  290,000 299
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  175,000 178
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 603,488 621
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.564%, 10/25/31 (1) 470,000 470
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (1) 245,000 253
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (1) 500,000 545
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 225,000 243
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.024%, 1/20/28 (1) 259,515 260
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.304%, 7/20/28 (1) 399,208 399
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 250,000 248
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 0.791%, 5/15/28  320,000 317
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.219%, 7/28/28 (1) 247,974 248
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  395,000 409

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 805
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.141%, 2/12/30 (1) 250,000 250
CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/27 (1) 397,809 398
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25  50,000 51
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.274%, 10/20/28 (1) 432,578 433
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 215,600 228
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 199,000 209
Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.873%, 7/17/30 (1) 905,000 908
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 23,731 24
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  175,000 175
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  200,000 202
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (1) 170,000 172
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 320,000 326
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 185,000 187
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/28 (1) 339,442 340
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 454,538 484

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 35,326 36
Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23  325,000 326
Hyundai Auto Receivables Trust
Series 2020-C, Class C
1.08%, 12/15/27  330,000 329
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 441,663 453
KKR
Series 29A, Class B, CLO, FRN
3M USD LIBOR + 1.50%, 1/15/32 (1) 515,000 515
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.571%, 10/15/32 (1) 740,000 744
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.541%, 7/15/32 (1) 270,000 270
Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.274%, 11/15/28 (1) 400,000 400
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1/25/32 (1)(2) 255,000 255
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 159,095 162
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 17,378 17
MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (1) 132,438 133
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 101,986 104
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 569,915 588
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 320,000 327
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 341

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 174,770 177
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 168,741 169
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 266,296 269
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 255,000 255
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class C, FRN
1M USD LIBOR + 2.15%, 2.268%, 7/25/25 (1) 205,000 208
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.858%, 3/26/68 (1) 202,369 202
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1/20/32 (1)(2) 915,000 915
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%, 10/20/32 (1) 455,000 456
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 1/15/28 (1) 490,419 490
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.874%, 7/20/29 (1) 370,000 370
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 1.974%, 7/20/31 (1) 400,000 401
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.398%, 1/24/33 (1) 660,000 661
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 7/15/27 (1) 323,441 323
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%, 7/15/27 (1) 385,000 381
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.233%, 7/17/29 (1) 458,178 458
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 391,915 392

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.941%, 7/15/31 (1) 390,000 391
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.561%, 10/15/32 (1) 445,000 445
Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23  21,472 21
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 580,000 601
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 131,124 136
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 214,372 222
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 103,431 105
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.062%, 8/16/32 (1) 455,000 466
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 86,445 90
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 429,066 442
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 572,280 606
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 570,000 562
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 375,000 375
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 808,425 807
Symphony XX
Series 2018-20A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 1/16/32 (1)(2) 670,000 671
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.487%, 1/15/34 (1) 930,000 933

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 4/20/33 (1)(2) 270,000 270
Synchrony Credit Card Master Note Trust
Series 2016-2, Class C
2.95%, 5/15/24  926,939 931
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1) 365,000 368
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.284%, 10/20/29 (1) 490,000 490
Total Asset-Backed Securities (Cost $30,403) 30,701
BOND MUTUAL FUNDS 16.9%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.06% (3)(4) 10,554,595 105,968
T. Rowe Price Inflation Protected Bond Fund - I Class, (0.48)% (3)
(4) 540 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.41% (3)(4) 8,795,401 72,386
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.35% (3)(4) 4,530,442 44,217
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.45% (3)(4) 8,219,817 72,252
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.12% (3)(4) 10,893,003 110,782
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (0.81)% (3)(4) 10,211 54
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
1.66% (3)(4) 3,341,858 38,031
Total Bond Mutual Funds (Cost $441,950) 443,697
COMMON STOCKS 53.8%
COMMUNICATION SERVICES 6.7%
Diversified Telecommunication Services 0.3%
KT (KRW)  35,568 824
Nippon Telegraph & Telephone (JPY)  223,100 5,779
Telecom Italia (EUR)  1,670,088 895
7,498
Entertainment 1.3%
Cinemark Holdings  16,900 379
Live Nation Entertainment (5) 18,055 1,604

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Netflix (5) 20,525 11,060
Roku (5) 804 318
Sea, ADR (5) 32,079 7,561
Spotify Technology (5) 9,427 2,898
Walt Disney (5) 47,506 8,980
Zynga, Class A (5) 72,440 808
33,608
Interactive Media & Services 4.6%
Alphabet, Class A (5) 3,012 6,090
Alphabet, Class C (5)(6) 29,012 59,093
Facebook, Class A (5)(6) 104,398 26,895
Kuaishou Technology (HKD) (5) 5,000 199
Match Group (5) 27,027 4,131
NAVER (KRW)  5,884 1,959
Pinterest, Class A (5) 3,452 278
Snap, Class A (5) 87,962 5,776
Tencent Holdings (HKD)  175,910 15,304
Z Holdings (JPY)  241,800 1,476
121,201
Media 0.3%
Advantage Solutions (5) 12,345 112
Advantage Solutions, Warrants, 12/31/26 (5) 3,886 7
Cable One  649 1,243
Charter Communications, Class A (5) 1,135 696
Comcast, Class A  20,703 1,091
CyberAgent (JPY)  30,900 1,866
National CineMedia  34,519 163
Stroeer (EUR)  15,339 1,376
WPP (GBP)  194,070 2,321
8,875
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)  21,100 1,969
T-Mobile US (5) 1,710 205
Vodafone Group, ADR  118,352 2,034
4,208
Total Communication Services 175,390
CONSUMER DISCRETIONARY 6.7%
Auto Components 0.4%
Aptiv  5,865 879
Autoliv, SDR (SEK)  15,582 1,371
Denso (JPY)  23,400 1,414
Gentherm (5) 8,896 630

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Magna International  38,893 3,275
Stanley Electric (JPY)  44,000 1,312
Stoneridge (5) 10,221 313
Sumitomo Rubber Industries (JPY)  47,300 531
9,725
Automobiles 0.5%
General Motors  114,200 5,862
Honda Motor (JPY)  29,700 821
Suzuki Motor (JPY)  34,200 1,492
Toyota Motor (JPY)  58,000 4,286
12,461
Diversified Consumer Services 0.0%
Bright Horizons Family Solutions (5) 4,383 700
Strategic Education  870 79
Terminix Global Holdings (5) 1,882 85
864
Hotels, Restaurants & Leisure 1.0%
BJ's Restaurants (5) 16,001 889
Bloomin' Brands  7,701 191
Chipotle Mexican Grill (5) 2,036 2,936
Chuy's Holdings (5) 17,192 705
Compass Group (GBP) (5) 92,988 1,888
Denny's (5) 19,221 337
Domino's Pizza  404 140
Drive Shack (5) 40,000 104
Fiesta Restaurant Group (5) 30,219 461
Hilton Worldwide Holdings  25,719 3,181
Marriott International, Class A  12,438 1,842
McDonald's  11,422 2,354
Papa John's International  12,570 1,134
Red Robin Gourmet Burgers (5) 10,750 330
Starbucks  24,499 2,647
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (5)(7)(8)(9) 51,774 443
Yum! Brands  62,387 6,459
26,041
Household Durables 0.3%
Cavco Industries (5) 1,503 317
Lennar, Class A  6,407 531
Panasonic (JPY)  144,800 1,872
Persimmon (GBP)  44,482 1,612
Skyline Champion (5) 13,380 592
Sony (JPY)  26,100 2,756

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TRI Pointe Group (5) 13,663 260
7,940
Internet & Direct Marketing Retail 2.9%
A Place for Rover, Acquisition Date: 5/25/18, Cost $4 (5)(8) 669 7
Alibaba Group Holding, ADR (5) 61,188 14,548
Amazon.com (5)(6) 15,651 48,407
ASOS (GBP) (5) 40,960 3,207
Booking Holdings (5) 1,587 3,695
DoorDash, Class A (5) 2,089 354
Etsy (5) 5,324 1,173
JD.com, ADR (5) 7,917 743
Pinduoduo, ADR (5) 5,647 966
Poshmark, Class A (5) 1,944 113
RealReal (5) 13,300 340
THG (GBP) (5) 36,720 362
Zalando (EUR) (5) 24,482 2,517
76,432
Multiline Retail 0.3%
Dollar General  22,468 4,246
Dollar Tree (5) 281 28
Next (GBP) (5) 17,669 1,871
Ollie's Bargain Outlet Holdings (5) 12,722 1,052
7,197
Specialty Retail 0.8%
Burlington Stores (5) 5,870 1,519
Carvana (5) 6,518 1,848
Five Below (5) 1,700 317
Home Depot  12,720 3,286
Kingfisher (GBP) (5) 565,193 2,095
L Brands  9,473 518
Michaels (5) 30,597 459
Monro  10,951 679
Petco Health & Wellness (5) 8,237 164
RH (5) 1,114 546
Ross Stores  38,437 4,483
TJX  62,831 4,146
Vroom (5) 7,541 334
20,394
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $75 (5)(7)(8) 6,830 79
Capri Holdings (5) 10,600 495
EssilorLuxottica (EUR)  11,926 1,946
Kering (EUR)  2,431 1,537

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Lululemon Athletica (5) 9,012 2,809
Moncler (EUR) (5) 35,447 2,192
NIKE, Class B  29,577 3,986
Samsonite International (HKD) (5) 380,400 739
Steven Madden  3,700 137
VF  2,629 208
14,128
Total Consumer Discretionary 175,182
CONSUMER STAPLES 1.5%
Beverages 0.2%
Boston Beer, Class A (5) 2,184 2,247
Diageo (GBP)  62,665 2,465
Kirin Holdings (JPY)  49,700 979
5,691
Food & Staples Retailing 0.1%
Seven & i Holdings (JPY) (10) 66,600 2,539
Welcia Holdings (JPY) (10) 21,100 672
3,211
Food Products 0.7%
Barry Callebaut (CHF)  621 1,343
Cal-Maine Foods (5) 14,501 553
Darling Ingredients (5) 20,533 1,294
Mondelez International, Class A  14,731 783
Nestle (CHF)  89,704 9,362
Nomad Foods (5) 18,465 436
Post Holdings (5) 7,652 735
Sanderson Farms  3,786 577
TreeHouse Foods (5) 15,622 782
Utz Brands  24,287 614
Wilmar International (SGD)  565,500 2,227
18,706
Household Products 0.1%
Procter & Gamble  12,166 1,503
1,503
Personal Products 0.4%
BellRing Brands, Class A (5) 7,115 162
Estee Lauder, Class A  1,157 331
L'Oreal (EUR)  9,258 3,379
Pola Orbis Holdings (JPY)  20,100 460

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Unilever (GBP)  118,502 6,177
10,509
Total Consumer Staples 39,620
ENERGY 0.6%
Energy Equipment & Services 0.1%
Cactus, Class A  7,100 226
Computer Modelling Group (CAD)  19,576 88
Dril-Quip (5) 4,726 160
Halliburton  34,481 753
Liberty Oilfield Services, Class A  42,000 491
NexTier Oilfield Solutions (5) 62,060 289
Worley (AUD)  185,856 1,582
3,589
Oil, Gas & Consumable Fuels 0.5%
Chevron  7,550 755
Devon Energy  20,900 450
Diamondback Energy  12,922 895
Equinor (NOK) (10) 141,949 2,692
Magnolia Oil & Gas, Class A (5) 50,185 605
Royal Dutch Shell, Class B, ADR  33,410 1,299
Seven Generations Energy, Class A (CAD) (5) 16,324 108
TOTAL (EUR)  99,476 4,639
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $18 (5)(7)(8) 6 34
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $232 (5)(7)(8) 64 356
Williams  108,423 2,476
14,309
Total Energy 17,898
FINANCIALS 7.6%
Banks 2.6%
Atlantic Capital Bancshares (5) 9,806 200
Australia & New Zealand Banking Group (AUD)  89,829 1,804
Bank of America  191,361 6,642
BankUnited  28,232 1,135
BNP Paribas (EUR) (5) 49,934 2,968
Citizens Financial Group  16,222 705
Close Brothers Group (GBP)  27,547 598
Columbia Banking System  7,106 315
CrossFirst Bankshares (5) 16,302 218
DBS Group Holdings (SGD)  61,642 1,221
Dime Community Bancshares  8,904 262

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
DNB (NOK) (10) 185,690 3,607
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $41 (5)(7)(8) 4,058 49
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (5)(7)(8) 1,993 24
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(7)(8) 605 2
East West Bancorp  11,466 827
Equity Bancshares, Class A (5) 8,834 230
Erste Group Bank (EUR) (5) 37,851 1,243
FB Financial  14,206 603
First Bancshares  10,441 335
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (5)(7)(8) 6,708 46
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(8) 1,212 3
Heritage Commerce  28,287 269
Heritage Financial  10,692 277
Home BancShares  31,926 780
ING Groep (EUR)  240,035 2,629
Intesa Sanpaolo (EUR) (5) 473,361 1,217
Investors Bancorp  29,336 391
JPMorgan Chase  61,339 9,027
Live Oak Bancshares  13,222 729
Lloyds Banking Group (GBP) (5) 3,032,456 1,652
Mitsubishi UFJ Financial Group (JPY)  278,400 1,464
National Bank of Canada (CAD)  48,648 3,064
Origin Bancorp  11,946 409
Pacific Premier Bancorp  18,201 734
Pinnacle Financial Partners  14,571 1,183
PNC Financial Services Group  19,495 3,282
Popular  6,248 418
Professional Holding, Class A (5) 6,150 98
Prosperity Bancshares  7,199 529
Sandy Spring Bancorp  9,155 344
Seacoast Banking (5) 21,299 766
Signature Bank  5,407 1,181
South State  10,446 824
Standard Chartered (GBP)  109,618 709
Sumitomo Mitsui Trust Holdings (JPY)  35,097 1,159
Svenska Handelsbanken, Class A (SEK) (5) 191,540 2,019
United Overseas Bank (SGD)  105,800 1,943
Webster Financial  10,837 599
Wells Fargo  205,564 7,435
Western Alliance Bancorp  15,664 1,433
69,601

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Capital Markets 2.0%
Altimeter Growth (5) 16,605 224
Bluescape Opportunities Acquisition (5) 20,811 244
Cboe Global Markets  9,419 932
Charles Schwab  166,931 10,303
dMY Technology Group II, Class A (5) 5,100 97
Goldman Sachs Group  36,509 11,664
Intercontinental Exchange  15,884 1,752
Macquarie Group (AUD)  15,875 1,738
Morgan Stanley  293,439 22,557
MSCI  265 110
S&P Global  8,951 2,948
StepStone Group, Class A (5) 16,220 584
XP, Class A (5) 7,681 339
53,492
Consumer Finance 0.1%
Capital One Financial  11,474 1,379
Encore Capital Group (5) 11,428 382
PRA Group (5) 11,655 429
PROG Holdings  14,493 725
SLM  23,357 369
3,284
Diversified Financial Services 0.4%
Challenger (AUD)  162,591 805
Element Fleet Management (CAD)  212,417 2,083
Equitable Holdings  215,861 6,383
Mitsubishi UFJ Lease & Finance (JPY)  152,900 825
10,096
Insurance 2.4%
AIA Group (HKD)  100,200 1,264
American International Group  193,477 8,503
Assurant  6,570 810
Aviva (GBP)  271,581 1,376
AXA (EUR)  174,174 4,380
Axis Capital Holdings  13,677 691
Chubb  40,542 6,591
Direct Line Insurance Group (GBP)  146,117 653
Hanover Insurance Group  5,136 593
Hartford Financial Services Group  43,374 2,199
Loews  7,413 354
Marsh & McLennan  24,219 2,791
MetLife  109,776 6,323
Munich Re (EUR)  15,312 4,504

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PICC Property & Casualty, Class H (HKD)  1,548,000 1,171
Ping An Insurance Group, Class H (HKD)  123,500 1,528
Principal Financial Group  10,915 618
Safety Insurance Group  2,456 194
Sampo, Class A (EUR)  67,340 2,997
Selective Insurance Group  14,038 952
Selectquote (5) 8,428 257
State Auto Financial  6,043 113
Storebrand (NOK) (5) 240,328 2,049
Sun Life Financial (CAD) (10) 64,233 3,091
Tokio Marine Holdings (JPY)  53,700 2,668
Travelers  19,422 2,826
Willis Towers Watson  472 104
Zurich Insurance Group (CHF)  5,997 2,448
62,048
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial  21,280 283
Essent Group  13,112 541
Housing Development Finance (INR)  44,554 1,542
Meridian Bancorp  24,175 405
PennyMac Financial Services  13,520 801
Sterling Bancorp  17,977 92
3,664
Total Financials 202,185
HEALTH CARE 6.7%
Biotechnology 0.7%
AbbVie  34,910 3,761
Abcam, ADR (5) 6,909 165
ACADIA Pharmaceuticals (5) 3,692 181
Acceleron Pharma (5) 4,805 654
Agios Pharmaceuticals (5) 6,050 287
Allogene Therapeutics (5) 2,566 89
Apellis Pharmaceuticals (5) 1,948 94
Arcutis Biotherapeutics (5) 1,758 60
Argenx, ADR (5) 3,846 1,272
Ascendis Pharma, ADR (5) 5,842 905
Avidity Biosciences (5) 1,944 47
Blueprint Medicines (5) 5,844 574
Cerevel Therapeutics Holdings (5) 4,213 64
CRISPR Therapeutics (5) 1,052 132
Enanta Pharmaceuticals (5) 700 35
Exact Sciences (5) 545 74
Flame Biosciences, Acquisition Date: 9/28/20, Cost $32 (5)(7)(8) 4,842 32

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
G1 Therapeutics (5) 3,596 80
Generation Bio (5) 11,472 401
Global Blood Therapeutics (5) 10,488 447
Homology Medicines (5) 6,088 65
IGM Biosciences (5) 2,763 242
Incyte (5) 12,744 1,002
Insmed (5) 18,449 660
Intellia Therapeutics (5) 2,435 147
Iovance Biotherapeutics (5) 1,958 73
Kodiak Sciences (5) 7,718 996
Legend Biotech, ADR (5) 907 25
MeiraGTx Holdings (5) 3,303 49
Orchard Therapeutics, ADR (5) 8,591 60
PTC Therapeutics (5) 1,700 97
Radius Health (5) 29,525 549
RAPT Therapeutics (5) 4,100 74
Replimune Group (5) 1,840 64
Scholar Rock Holding (5) 9,978 540
Seagen (5) 2,511 379
TG Therapeutics (5) 1,083 47
Turning Point Therapeutics (5) 3,446 406
Ultragenyx Pharmaceutical (5) 8,114 1,148
Vertex Pharmaceuticals (5) 10,749 2,285
Xencor (5) 9,210 454
Zentalis Pharmaceuticals (5) 1,640 69
18,785
Health Care Equipment & Supplies 2.1%
Abbott Laboratories  20,790 2,490
Alcon (CHF) (5) 12,127 835
Align Technology (5) 1,049 595
AtriCure (5) 7,725 504
Avanos Medical (5) 12,514 576
Axonics Modulation Technologies (5) 2,752 139
Becton Dickinson & Company  753 182
Danaher  63,749 14,004
DENTSPLY SIRONA  2,909 154
Elekta, Class B (SEK)  115,672 1,559
ICU Medical (5) 2,525 524
Intuitive Surgical (5) 7,712 5,682
iRhythm Technologies (5) 4,930 793
JAND, Class A, Acquisition Date: 3/9/18, Cost $90 (5)(7)(8) 5,722 140
Koninklijke Philips (EUR) (5) 111,415 6,083
Medtronic  47,569 5,564
Mesa Laboratories  709 193
Nevro (5) 3,162 522

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NuVasive (5) 5,144 310
Outset Medical (5) 1,142 57
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (5)(7)(8) 51,080 86
Penumbra (5) 1,523 433
Pulmonx (5) 1,045 60
Quidel (5) 6,849 1,125
Siemens Healthineers (EUR)  38,497 2,133
Stryker  39,687 9,632
Zimmer Biomet Holdings  3,041 496
54,871
Health Care Providers & Services 1.6%
Accolade (5) 2,828 125
Alignment Healthcare Partners, Acquisition Date: 2/28/20,
Cost $123 (5)(7)(8) 10,153 125
Amedisys (5) 3,957 1,003
Anthem  20,504 6,216
Centene (5) 39,267 2,299
Cigna  21,602 4,534
Cross Country Healthcare (5) 15,115 168
Fresenius (EUR)  50,603 2,168
Hanger (5) 23,464 516
HCA Healthcare  52,989 9,116
Humana  3,013 1,144
ModivCare (5) 3,874 497
Molina Healthcare (5) 7,238 1,569
Oak Street Health (5) 1,431 76
Option Care Health (5) 7,886 151
Pennant Group (5) 7,005 370
U.S. Physical Therapy  4,791 562
UnitedHealth Group  33,692 11,193
41,832
Health Care Technology 0.0%
Certara (5) 2,283 79
Veeva Systems, Class A (5) 3,918 1,098
1,177
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies (5) 4,134 234
Agilent Technologies  34,209 4,176
Bruker  15,784 963
Evotec (EUR) (5) 29,120 1,126
PPD (5) 9,579 336
Quanterix (5) 2,062 156
Seer (5) 1,601 77

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Seer, Class A, Acquisition Date: 12/8/20, Cost $54 (5)(8) 2,814 129
Thermo Fisher Scientific  26,312 11,842
19,039
Pharmaceuticals 1.6%
Arvinas (5) 1,044 82
Astellas Pharma (JPY)  264,800 4,187
AstraZeneca, ADR  48,200 2,332
Atea Pharmaceuticals (5) 1,818 137
Bausch Health (5) 42,838 1,346
Bayer (EUR)  48,647 2,955
Cara Therapeutics (5) 4,573 84
Catalent (5) 12,103 1,376
Elanco Animal Health (5) 72,822 2,393
Eli Lilly and Company  19,936 4,085
GlaxoSmithKline, ADR  61,451 2,065
Ipsen (EUR)  11,416 972
Novartis (CHF)  58,417 5,031
Novo Nordisk, Class B (DKK)  15,289 1,090
Otsuka Holdings (JPY)  46,700 1,863
Reata Pharmaceuticals, Class A (5) 2,927 358
Roche Holding (CHF)  16,811 5,515
Sanofi (EUR)  49,752 4,566
Takeda Pharmaceutical, ADR  49,379 825
TherapeuticsMD (5) 111,628 170
Zoetis  11,563 1,795
43,227
Total Health Care 178,931
INDUSTRIALS & BUSINESS SERVICES 6.0%
Aerospace & Defense 0.2%
BWX Technologies  5,008 291
Meggitt (GBP) (5) 377,870 2,240
Parsons (5) 5,468 195
Safran (EUR) (5) 11,676 1,592
Teledyne Technologies (5) 3,172 1,177
5,495
Air Freight & Logistics 0.3%
FedEx  13,049 3,321
United Parcel Service, Class B  21,765 3,435
6,756
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $225 (5)(7)(8)(9) 1,508 437

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Southwest Airlines  41,908 2,436
United Airlines Holdings (5) 520 28
2,901
Building Products 0.2%
Gibraltar Industries (5) 12,103 1,057
Johnson Controls International  53,011 2,958
PGT Innovations (5) 17,563 414
4,429
Commercial Services & Supplies 0.2%
ADT  55,425 422
Brink's  9,180 705
Cintas  3,443 1,117
Copart (5) 814 89
Heritage-Crystal Clean (5) 10,495 275
MSA Safety  3,068 494
Rentokil Initial (GBP) (5) 93,052 606
Tetra Tech  2,589 358
4,066
Electrical Equipment 0.6%
ABB (CHF)  100,010 2,879
Array Technologies (5) 8,673 322
AZZ  15,213 777
Hubbell  10,261 1,821
Legrand (EUR)  16,557 1,439
Mitsubishi Electric (JPY)  212,600 3,148
Prysmian (EUR)  58,240 1,871
Schneider Electric (EUR)  10,757 1,591
Shoals Technologies Group, Class A (5) 13,319 435
Thermon Group Holdings (5) 7,400 151
14,434
Industrial Conglomerates 1.4%
DCC (GBP)  19,991 1,615
General Electric  1,226,215 15,377
Honeywell International  37,151 7,517
Melrose Industries (GBP) (5) 1,059,819 2,463
Roper Technologies  5,118 1,933
Siemens (EUR)  45,867 7,098
36,003
Machinery 1.4%
Caterpillar  47,685 10,294
Chart Industries (5) 7,897 1,130
Deere  26,403 9,218

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Enerpac Tool Group  28,032 692
ESCO Technologies  8,973 948
Federal Signal  8,003 291
Fortive  14,564 959
Graco  10,192 707
Helios Technologies  8,241 539
Ingersoll Rand (5) 22,078 1,023
John Bean Technologies  7,957 1,174
KION Group (EUR)  24,388 2,061
Knorr-Bremse (EUR)  11,065 1,409
Marel (ISK)  25,567 179
Meritor (5) 24,274 737
Mueller Water Products, Class A  35,953 463
Parker-Hannifin  1,021 293
SMC (JPY)  1,500 890
SPX (5) 9,907 551
Stanley Black & Decker  2,037 356
THK (JPY)  33,300 1,083
Toro  5,823 587
35,584
Marine 0.0%
Matson  13,147 911
911
Professional Services 0.6%
Booz Allen Hamilton Holding  7,996 617
Clarivate (5) 54,742 1,245
CoStar Group (5) 2,939 2,421
Equifax  2,315 375
Huron Consulting Group (5) 3,200 163
Jacobs Engineering Group  38,834 4,469
Recruit Holdings (JPY)  50,900 2,543
TechnoPro Holdings (JPY)  21,500 1,570
Teleperformance (EUR)  4,432 1,570
Upwork (5) 21,988 1,185
16,158
Road & Rail 0.5%
Canadian Pacific Railway  205 73
Central Japan Railway (JPY)  9,000 1,483
CSX  4,971 455
Kansas City Southern  469 100
Knight-Swift Transportation Holdings  14,627 632
Landstar System  2,746 440
Norfolk Southern  28,368 7,150

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Saia (5) 2,511 503
Union Pacific  15,309 3,153
13,989
Trading Companies & Distributors 0.5%
Air Lease  3,823 175
Ashtead Group (GBP)  40,971 2,226
Bunzl (GBP)  34,488 1,077
Mitsubishi (JPY)  54,900 1,556
Rush Enterprises, Class A  11,636 494
SiteOne Landscape Supply (5) 8,800 1,395
Sumitomo (JPY)  121,100 1,765
United Rentals (5) 17,083 5,080
13,768
Total Industrials & Business Services 154,494
INFORMATION TECHNOLOGY 12.0%
Communications Equipment 0.1%
Infinera (5) 6,200 61
LM Ericsson, Class B (SEK)  271,681 3,395
3,456
Electronic Equipment, Instruments & Components 0.5%
CTS  19,559 629
Hamamatsu Photonics (JPY)  31,300 1,848
Keysight Technologies (5) 5,478 775
Largan Precision (TWD)  8,000 946
Littelfuse  2,899 755
Murata Manufacturing (JPY)  31,300 2,683
National Instruments  18,611 826
Novanta (5) 9,221 1,220
Omron (JPY)  16,100 1,306
TE Connectivity  8,772 1,141
12,129
IT Services 2.8%
Amadeus IT Group, A Shares (EUR) (5) 14,723 1,028
ANT International, Class C, Acquisition Date: 6/7/18, Cost $811 (5)
(7)(8) 144,589 1,167
Automatic Data Processing  1,474 256
Euronet Worldwide (5) 4,459 670
Fidelity National Information Services  14,471 1,997
Fiserv (5) 71,138 8,207
Global Payments  44,932 8,896
Kratos Defense & Security Solutions (5) 22,936 631
Mastercard, Class A  29,707 10,512

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MongoDB (5) 2,203 850
NTT Data (JPY)  184,100 2,826
PayPal Holdings (5) 52,111 13,541
Repay Holdings (5) 6,405 140
ServiceTitan, Acquisition Date: 11/9/18, Cost $6 (5)(7)(8) 229 9
Shopify, Class A (5) 1,799 2,304
Snowflake, Class A (5) 547 142
Square, Class A (5) 1,085 250
StoneCo, Class A (5) 4,537 389
Twilio, Class A (5) 2,028 797
Visa, Class A  83,489 17,732
Wix.com (5) 6,597 2,300
74,644
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices (5) 38,650 3,266
Analog Devices  31,031 4,835
Applied Materials  108,513 12,825
ASML Holding (EUR)  8,284 4,698
ASML Holding  6,219 3,527
Broadcom  24,869 11,685
Entegris  17,330 1,823
KLA  2,109 657
Lam Research  1,899 1,077
Lattice Semiconductor (5) 34,122 1,642
Marvell Technology Group  66,322 3,202
Maxim Integrated Products  9,074 846
Microchip Technology  3,014 460
Micron Technology (5) 37,333 3,417
Monolithic Power Systems  1,971 738
NVIDIA  14,473 7,940
NXP Semiconductors  64,061 11,694
PDF Solutions (5) 13,357 245
QUALCOMM  85,170 11,599
Renesas Electronics (JPY) (5) 92,700 1,020
Semtech (5) 3,900 286
Taiwan Semiconductor Manufacturing (TWD)  363,759 7,947
Texas Instruments  23,021 3,966
Tokyo Electron (JPY)  5,600 2,335
101,730
Software 3.7%
Atlassian, Class A (5) 4,203 999
Ceridian HCM Holding (5) 10,811 969
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (5)(7)(8) 2,599 64
Citrix Systems  6,551 875

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Coupa Software (5) 2,797 969
Crowdstrike Holdings, Class A (5) 1,942 419
Descartes Systems Group (5) 18,089 1,059
DocuSign (5) 6,416 1,454
Duck Creek Technologies (5) 1,627 77
Five9 (5) 7,318 1,356
Fortinet (5) 263 44
Intuit  24,896 9,713
Manhattan Associates (5) 2,952 363
Microsoft (6) 188,830 43,880
nCino (5) 6,079 416
Paycom Software (5) 2,998 1,122
Proofpoint (5) 5,459 660
RingCentral, Class A (5) 169 64
salesforce.com (5) 39,586 8,570
SAP (EUR)  20,169 2,495
ServiceNow (5) 20,535 10,955
Splunk (5) 15,659 2,239
SS&C Technologies Holdings  15,604 1,034
Synopsys (5) 20,255 4,967
Toast, Acquisition Date: 9/14/18, Cost $— (5)(7)(8) 13 2
Workday, Class A (5) 5,927 1,453
Workiva (5) 2,942 298
Zendesk (5) 1,596 233
Zoom Video Communications, Class A (5) 4,079 1,524
98,273
Technology Hardware, Storage & Peripherals 1.0%
Apple (6) 174,818 21,198
Samsung Electronics (KRW)  82,525 6,048
27,246
Total Information Technology 317,478
MATERIALS 3.1%
Chemicals 1.3%
Air Liquide (EUR)  15,441 2,325
Akzo Nobel (EUR)  19,446 2,011
Albemarle  3,465 545
Asahi Kasei (JPY)  181,300 1,967
BASF (EUR)  25,723 2,104
Covestro (EUR)  51,941 3,761
Element Solutions  60,799 1,097
International Flavors & Fragrances  19,364 2,624
Johnson Matthey (GBP)  59,084 2,525
Linde  29,295 7,156

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Minerals Technologies  8,209 585
PPG Industries  19,940 2,688
Quaker Chemical  3,113 879
Sherwin-Williams  1,045 711
Tosoh (JPY)  14,500 267
Umicore (EUR)  31,596 1,856
33,101
Containers & Packaging 0.8%
Amcor, CDI (AUD)  106,959 1,170
Avery Dennison  12,630 2,213
Ball  2,208 188
International Paper  123,809 6,147
Packaging Corp. of America  45,695 6,033
Westrock  138,259 6,027
21,778
Metals & Mining 0.9%
Alcoa (5) 16,513 406
Antofagasta (GBP)  119,926 2,993
BHP Group (AUD)  87,476 3,307
BHP Group (GBP)  87,130 2,767
Constellium (5) 44,128 584
ERO Copper (CAD) (5) 33,900 598
Franco-Nevada (CAD)  2,616 280
Freeport-McMoRan (5) 161,569 5,479
Haynes International  8,632 241
IGO (AUD)  452,612 2,441
Northern Star Resources (AUD)  64,059 496
Rio Tinto (AUD)  11,021 1,081
South32 (AUD)  505,401 1,074
Southern Copper  20,285 1,447
23,194
Paper & Forest Products 0.1%
Domtar  9,008 334
Stora Enso, Class R (EUR)  105,653 2,081
West Fraser Timber (CAD)  6,973 476
2,891
Total Materials 80,964
REAL ESTATE 1.3%
Equity Real Estate Investment Trusts 1.1%
American Campus Communities, REIT  14,777 605
Community Healthcare Trust, REIT  4,327 190
CubeSmart, REIT  13,923 515

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
EastGroup Properties, REIT  8,071 1,098
First Industrial Realty Trust, REIT  7,353 314
Flagship Communities, REIT  4,150 62
Great Portland Estates (GBP)  163,510 1,546
JBG SMITH Properties, REIT  19,616 623
Prologis, REIT  123,664 12,251
PS Business Parks, REIT  6,065 879
Regency Centers, REIT  3,029 166
Rexford Industrial Realty, REIT  14,287 682
Scentre Group (AUD)  472,801 1,047
Welltower, REIT  45,391 3,082
Weyerhaeuser, REIT  151,345 5,126
28,186
Real Estate Management & Development 0.2%
Altus Group (CAD)  349 15
FirstService  10,615 1,606
Mitsui Fudosan (JPY)  118,600 2,697
4,318
Total Real Estate 32,504
UTILITIES 1.6%
Electric Utilities 0.6%
American Electric Power  2,539 190
Evergy  1,333 71
FirstEnergy  25,275 838
IDACORP  6,122 528
MGE Energy  3,196 204
NextEra Energy  113,336 8,328
Southern  98,731 5,600
Xcel Energy  3,018 177
15,936
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  180,000 623
Chesapeake Utilities  6,051 640
ONE Gas  11,261 754
Southwest Gas Holdings  12,832 800
2,817
Independent Power & Renewable Electricity Producers 0.1%
AES  53,742 1,428
Electric Power Development (JPY) (10) 58,400 955
NextEra Energy Partners  6,419 466
2,849

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Multi-Utilities 0.7%
Ameren  24,243 1,704
Dominion Energy  5,076 347
DTE Energy  1,963 231
Engie (EUR) (5) 203,969 2,970
National Grid (GBP)  176,738 1,987
NorthWestern  3,200 187
Public Service Enterprise Group  66,649 3,588
Sempra Energy  53,698 6,228
WEC Energy Group  3,937 317
17,559
Water Utilities 0.1%
California Water Service Group  7,337 403
Middlesex Water  5,302 364
SJW Group  7,772 487
1,254
Total Utilities 40,415
Total Miscellaneous Common Stocks  0.0% (11) 424
Total Common Stocks (Cost $724,758) 1,415,485
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.1%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $181 (5)(7)(8) 16,835 621
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $256 (5)(7)(8) 16,502 608
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $1,414 (5)(7)(8) 38,377 1,414
2,643
Diversified Consumer Services 0.0%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost $73 (5)(7)(8) 14,568 121
121
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20, Cost $194 (5)(7)
(8) 8,562 194
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (5)(7)(8)
(9) 10,166 91
285

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Internet & Direct Marketing Retail 0.1%
A Place for Rover, Series G, Acquisition Date: 5/11/18,
Cost $72 (5)(8) 9,566 95
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $243 (5)(7)(8) 687 603
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $9 (5)(7)(8) 22 19
717
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $24 (5)(7)(8) 2,220 26
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $4 (5)(7)(8) 390 4
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $41 (5)(7)(8) 3,730 43
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $13 (5)(7)
(8) 1,195 14
87
Total Consumer Discretionary 3,853
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $174 (5)(7)(8) 9,433 312
Total Consumer Staples 312
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (5)(7)(8) 23,170 64
64
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost $111 (5)(7)(8) 7,058 173
JAND, Series F, Acquisition Date: 4/3/20, Cost $152 (5)(7)(8) 7,803 191
Kardium, Series D6, Acquisition Date: 1/8/21, Cost $70 (5)(7)(8) 68,919 70
434
Health Care Providers & Services 0.0%
Bright Health, Series E, Acquisition Date: 9/16/20, Cost $174 (5)
(7)(8) 8,528 174
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $133 (5)(7)(8) 54,988 133
307
Life Sciences Tools & Services 0.0%
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (5)(7)(8) 7,007 96
96
Total Health Care 901

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost $12 (5)(7)(8) 1,247 12
Xometry, Series B, Acquisition Date: 7/20/20, Cost $4 (5)(7)(8) 428 4
Xometry, Series C, Acquisition Date: 7/20/20, Cost $4 (5)(7)(8) 445 4
Xometry, Series D, Acquisition Date: 7/20/20, Cost $4 (5)(7)(8) 345 4
Xometry, Series E, Acquisition Date: 7/20/20, Cost $34 (5)(7)(8) 2,496 34
Xometry, Series Seed-1, Acquisition Date: 9/4/20, Cost $18 (5)(7)
(8) 2,258 18
Xometry, Series Seed-2, Acquisition Date: 9/4/20, Cost $8 (5)(7)(8) 994 8
84
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $103 (5)(7)(8) 14,525 169
Convoy, Series D, Acquisition Date: 10/30/19, Cost $142 (5)(7)(8) 10,496 122
291
Total Industrials & Business Services 375
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(7)(8) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (5)(7)
(8) 2,321 90
90
Software 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (5)(7)(8) 3,871 95
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (5)(7)(8) 5,499 135
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (5)(7)(8) 831 147
Flexe, Series C, Acquisition Date: 11/18/20, Cost $69 (5)(7)(8) 5,632 69
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost $42 (5)(7)(8) 2,878 42
Nuro, Series C, Acquisition Date: 10/30/20, Cost $102 (5)(7)(8) 7,794 102
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $55 (5)(7)(8) 24,051 87
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88 (5)(7)(8) 2,806 123
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (5)(7)(8) 222 10
Toast, Series B, Acquisition Date: 9/14/18, Cost $2 (5)(7)(8) 118 15
Toast, Series D, Acquisition Date: 6/27/18, Cost $154 (5)(7)(8) 8,882 1,141
Toast, Series F, Acquisition Date: 2/14/20, Cost $36 (5)(7)(8) 789 101
2,067
Total Information Technology 2,157

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MATERIALS 0.0%
Chemicals 0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (5)(7)(8) 2,982 123
Total Materials 123
UTILITIES 0.0%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22  11,593 559
Total Utilities 559
Total Convertible Preferred Stocks (Cost $5,606) 8,280
CORPORATE BONDS 4.5%
AbbVie, 2.95%, 11/21/26  335,000 363
AbbVie, 3.20%, 11/21/29  170,000 185
AbbVie, 4.05%, 11/21/39  320,000 368
AbbVie, 4.25%, 11/21/49  295,000 342
AbbVie, 4.70%, 5/14/45  520,000 627
AbbVie, 4.875%, 11/14/48  885,000 1,132
Adani Electricity Mumbai, 3.949%, 2/12/30  950,000 979
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 158
AerCap Ireland Capital, 4.625%, 7/1/22  300,000 315
AerCap Ireland Capital, 4.875%, 1/16/24  380,000 415
AerCap Ireland Capital, 6.50%, 7/15/25  265,000 311
AIA Group, 3.90%, 4/6/28 (1) 665,000 744
AIB Group, VR, 4.263%, 4/10/25 (1)(12) 375,000 410
Aker, 2.875%, 1/15/26 (1) 150,000 155
Alexandria Real Estate Equities, 3.95%, 1/15/28  595,000 672
Alexandria Real Estate Equities, 4.70%, 7/1/30  85,000 102
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Campus Communities Operating Partnership, 2.85%,
2/1/30  615,000 631
American Campus Communities Operating Partnership, 3.30%,
7/15/26  170,000 185
American Campus Communities Operating Partnership, 3.625%,
11/15/27  380,000 421
Anglo American Capital, 4.125%, 9/27/22 (1) 200,000 211
APT Pipelines, 3.875%, 10/11/22 (1) 345,000 360
APT Pipelines, 4.25%, 7/15/27 (1) 210,000 238
Arrow Electronics, 4.00%, 4/1/25  395,000 430
AT&T, 2.25%, 2/1/32  970,000 929
AT&T, 2.30%, 6/1/27  320,000 331
AT&T, 2.55%, 12/1/33 (1) 345,000 331
AT&T, 2.75%, 6/1/31  340,000 345

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
AT&T, 3.80%, 12/1/57 (1) 656,000 624
AT&T, 4.30%, 2/15/30  215,000 246
Ausgrid Finance, 3.85%, 5/1/23 (1)(10) 245,000 258
Ausgrid Finance, 4.35%, 8/1/28 (1) 385,000 435
Avnet, 3.75%, 12/1/21  310,000 317
Avolon Holdings Funding, 2.75%, 2/21/28 (1) 240,000 228
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 675,000 706
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 95,000 100
Avolon Holdings Funding, 4.375%, 5/1/26 (1) 240,000 254
Baidu, 2.875%, 7/6/22  610,000 625
Baidu, 3.875%, 9/29/23  420,000 452
Banco Santander, 3.49%, 5/28/30  200,000 216
Bank of America, 3.248%, 10/21/27  785,000 858
Bank of America, 3.30%, 1/11/23  1,000,000 1,054
Bank of America, VR, 1.898%, 7/23/31 (12) 815,000 788
Bank of America, VR, 2.496%, 2/13/31 (12) 750,000 768
Bank of America, VR, 2.592%, 4/29/31 (12) 445,000 458
Bank of America, VR, 2.676%, 6/19/41 (12) 295,000 285
Bank of America, VR, 3.419%, 12/20/28 (12) 70,000 77
Bank of America, VR, 3.559%, 4/23/27 (12) 190,000 210
Bank of America, VR, 4.271%, 7/23/29 (12) 715,000 828
Barclays, VR, 2.852%, 5/7/26 (12) 515,000 543
Barclays, VR, 3.932%, 5/7/25 (12) 380,000 413
BAT Capital, 3.557%, 8/15/27  1,025,000 1,111
BAT International Finance, 1.668%, 3/25/26  135,000 136
BBVA Bancomer, 4.375%, 4/10/24 (1)(10) 550,000 599
BBVA Bancomer, VR, 5.125%, 1/18/33 (12) 325,000 343
Becton Dickinson & Company, 1.957%, 2/11/31  405,000 399
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 262
Becton Dickinson & Company, 3.70%, 6/6/27  985,000 1,102
Becton Dickinson & Company, 3.734%, 12/15/24  300,000 330
Becton Dickinson & Company, 3.794%, 5/20/50  295,000 326
Becton Dickinson & Company, 4.669%, 6/6/47  738,000 912
BNP Paribas, VR, 1.323%, 1/13/27 (1)(12) 200,000 199
Boardwalk Pipelines, 3.40%, 2/15/31  300,000 309
Boardwalk Pipelines, 4.45%, 7/15/27  85,000 96
Boardwalk Pipelines, 4.95%, 12/15/24  375,000 424
Boardwalk Pipelines, 5.95%, 6/1/26  495,000 584
Booking Holdings, 4.10%, 4/13/25  140,000 156
Booking Holdings, 4.50%, 4/13/27  150,000 176
Booking Holdings, 4.625%, 4/13/30  170,000 203
Boral Finance, 3.00%, 11/1/22 (1) 60,000 62
Boral Finance, 3.75%, 5/1/28 (1) 1,150,000 1,216
Boston Properties, 3.25%, 1/30/31  160,000 169
British Telecommunications, 3.25%, 11/8/29 (1) 410,000 439
Brixmor Operating Partnership, 3.65%, 6/15/24  307,000 333

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Brixmor Operating Partnership, 3.85%, 2/1/25  170,000 185
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 372
Brixmor Operating Partnership, 4.05%, 7/1/30  120,000 132
Brixmor Operating Partnership, 4.125%, 5/15/29  715,000 795
Cameron LNG, 2.902%, 7/15/31 (1) 140,000 148
Cameron LNG, 3.302%, 1/15/35 (1) 155,000 167
Cameron LNG, 3.701%, 1/15/39 (1) 115,000 126
Capital One Financial, 3.75%, 3/9/27  185,000 207
Cardinal Health, 3.75%, 9/15/25  330,000 364
Cardinal Health, 4.50%, 11/15/44  80,000 87
Cardinal Health, 4.90%, 9/15/45  85,000 99
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 650,000 703
Charter Communications Operating, 2.30%, 2/1/32  830,000 812
Charter Communications Operating, 2.80%, 4/1/31  770,000 781
Charter Communications Operating, 3.75%, 2/15/28  280,000 307
Charter Communications Operating, 4.20%, 3/15/28  335,000 375
Charter Communications Operating, 4.80%, 3/1/50  115,000 126
Charter Communications Operating, 5.125%, 7/1/49  140,000 162
Charter Communications Operating, 5.75%, 4/1/48  25,000 31
Charter Communications Operating, 6.484%, 10/23/45  90,000 121
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  365,000 395
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  110,000 128
Cigna, 3.40%, 3/1/27  80,000 88
Cigna, 3.40%, 3/15/50  285,000 290
Cigna, 4.125%, 11/15/25  765,000 864
Cigna, 4.50%, 2/25/26  575,000 659
Citigroup, VR, 3.106%, 4/8/26 (12) 365,000 393
CNO Financial Group, 5.25%, 5/30/25  227,000 260
Comcast, 3.25%, 11/1/39  445,000 472
Country Garden Holdings, 5.125%, 1/17/25  200,000 210
Country Garden Holdings, 6.15%, 9/17/25  400,000 446
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(12) 530,000 549
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(12) 615,000 648
Credit Suisse Group, VR, 4.194%, 4/1/31 (1)(12) 485,000 549
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 775
CVS Health, 1.30%, 8/21/27  295,000 288
CVS Health, 1.875%, 2/28/31  260,000 250
CVS Health, 2.70%, 8/21/40  115,000 109
CVS Health, 3.625%, 4/1/27  685,000 761
CVS Health, 4.25%, 4/1/50  365,000 423
CVS Health, 5.05%, 3/25/48  535,000 677
CVS Health, 5.125%, 7/20/45  20,000 25
Daimler Finance North America, 1.45%, 3/2/26 (1) 435,000 436
Daimler Finance North America, 2.45%, 3/2/31 (1) 160,000 162
Danske Bank, 5.375%, 1/12/24 (1) 510,000 573
Danske Bank, VR, 3.001%, 9/20/22 (1)(12) 200,000 202

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Danske Bank, VR, 3.244%, 12/20/25 (1)(12) 205,000 220
Diamondback Energy, 3.25%, 12/1/26  430,000 454
Discover Financial Services, 3.75%, 3/4/25  630,000 688
Discover Financial Services, 4.10%, 2/9/27  480,000 542
Ecolab, 4.80%, 3/24/30  30,000 37
Edison International, 4.95%, 4/15/25  25,000 28
Energy Transfer Operating, 2.90%, 5/15/25  140,000 147
Energy Transfer Operating, 3.75%, 5/15/30  535,000 560
Energy Transfer Operating, 4.20%, 4/15/27  245,000 263
Energy Transfer Operating, 4.50%, 4/15/24  95,000 104
Energy Transfer Operating, 4.95%, 6/15/28  145,000 163
Energy Transfer Operating, 5.00%, 5/15/50  70,000 73
Energy Transfer Operating, 5.25%, 4/15/29  210,000 242
Energy Transfer Operating, 5.50%, 6/1/27  280,000 326
Energy Transfer Operating, 5.875%, 1/15/24  255,000 285
Energy Transfer Operating, 6.00%, 6/15/48  520,000 593
Energy Transfer Operating, 6.25%, 4/15/49  95,000 111
Eni, Series X-R, 4.75%, 9/12/28 (1) 450,000 524
Equitable Holdings, 4.35%, 4/20/28  495,000 565
Essex Portfolio, 3.375%, 4/15/26  405,000 446
Falabella, 4.375%, 1/27/25 (10) 900,000 990
GE Capital International Funding, 3.373%, 11/15/25  875,000 954
General Electric, 5.55%, 1/5/26  320,000 380
General Motors Financial, 3.20%, 7/6/21  50,000 50
General Motors Financial, 4.00%, 10/6/26  175,000 195
General Motors Financial, 4.30%, 7/13/25  385,000 427
General Motors Financial, 4.35%, 4/9/25  170,000 188
General Motors Financial, 5.10%, 1/17/24  435,000 484
GLP Capital, 3.35%, 9/1/24  100,000 106
Goldman Sachs Group, 3.50%, 11/16/26  280,000 308
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 35,000 36
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 115,000 117
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 45,000 47
Hasbro, 3.55%, 11/19/26  195,000 213
Healthcare Realty Trust, 2.05%, 3/15/31  150,000 143
Healthcare Realty Trust, 3.625%, 1/15/28  440,000 480
Healthpeak Properties, 2.875%, 1/15/31  55,000 57
Healthpeak Properties, 3.25%, 7/15/26  55,000 60
Healthpeak Properties, 3.50%, 7/15/29  60,000 66
Heathrow Funding, 4.875%, 7/15/21 (1) 695,000 706
Highwoods Realty, 3.05%, 2/15/30  560,000 576
Highwoods Realty, 4.125%, 3/15/28  430,000 478
HSBC Holdings, 3.90%, 5/25/26  565,000 631
HSBC Holdings, VR, 1.645%, 4/18/26 (12) 205,000 207
HSBC Holdings, VR, 2.099%, 6/4/26 (12) 435,000 449
Humana, 4.875%, 4/1/30  365,000 439

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hyundai Capital America, 1.80%, 10/15/25 (1) 195,000 197
Hyundai Capital America, 2.375%, 2/10/23 (1) 385,000 397
Intercontinental Exchange, 1.85%, 9/15/32  1,045,000 992
Intercontinental Exchange, 2.10%, 6/15/30  515,000 513
Intercontinental Exchange, 2.65%, 9/15/40  120,000 113
JPMorgan Chase, VR, 1.764%, 11/19/31 (12) 920,000 883
JPMorgan Chase, VR, 2.182%, 6/1/28 (12) 510,000 525
JPMorgan Chase, VR, 2.522%, 4/22/31 (12) 425,000 434
JPMorgan Chase, VR, 2.739%, 10/15/30 (12) 320,000 336
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 1,620,000 1,691
Keysight Technologies, 4.60%, 4/6/27  125,000 147
Kookmin Bank, 4.50%, 2/1/29  500,000 572
Las Vegas Sands, 3.20%, 8/8/24  105,000 110
Las Vegas Sands, 3.50%, 8/18/26  170,000 180
Longfor Group Holdings, 3.95%, 9/16/29  550,000 595
Marsh & McLennan, 2.25%, 11/15/30  140,000 141
Micron Technology, 4.185%, 2/15/27  425,000 481
Micron Technology, 5.327%, 2/6/29  180,000 216
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 620,000 674
Morgan Stanley, 4.00%, 7/23/25  765,000 860
Morgan Stanley, VR, 1.794%, 2/13/32 (12) 920,000 878
Morgan Stanley, VR, 1.928%, 4/28/32 (12) 135,000 131
Morgan Stanley, VR, 4.431%, 1/23/30 (12) 150,000 175
Natwest Group, 3.875%, 9/12/23  395,000 425
Natwest Group, 5.125%, 5/28/24  265,000 297
Netflix, 4.625%, 5/15/29 (EUR)  500,000 748
NiSource, 1.70%, 2/15/31  245,000 233
NiSource, 3.60%, 5/1/30  275,000 306
NRG Energy, 4.45%, 6/15/29 (1) 205,000 226
NTT Finance, 1.591%, 4/3/28 (1) 475,000 472
NTT Finance, 2.065%, 4/3/31 (1) 200,000 199
NXP, 2.70%, 5/1/25 (1) 35,000 37
NXP, 3.15%, 5/1/27 (1) 75,000 81
NXP, 5.35%, 3/1/26 (1) 170,000 201
Occidental Petroleum, 2.90%, 8/15/24  1,085,000 1,057
Pacific Gas & Electric, 2.10%, 8/1/27  385,000 383
Pacific Gas & Electric, 2.50%, 2/1/31  440,000 427
Pacific Gas & Electric, 3.30%, 8/1/40  365,000 347
Pacific Gas & Electric, 3.95%, 12/1/47  245,000 238
Pacific Gas & Electric, 4.55%, 7/1/30  950,000 1,058
PerkinElmer, 3.30%, 9/15/29  165,000 177
Perrigo Finance Unlimited, 3.15%, 6/15/30  375,000 385
Perrigo Finance Unlimited, 3.90%, 12/15/24  310,000 340
Perrigo Finance Unlimited, 4.375%, 3/15/26  400,000 450
Prologis, 1.25%, 10/15/30  140,000 132
Regency Centers, 3.60%, 2/1/27  300,000 328

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Regency Centers, 3.70%, 6/15/30  95,000 104
Reliance Industries, 3.667%, 11/30/27  925,000 1,031
Reynolds American, 4.45%, 6/12/25  360,000 401
Ross Stores, 1.875%, 4/15/31  315,000 303
Sabine Pass Liquefaction, 4.50%, 5/15/30  70,000 80
Sabine Pass Liquefaction, 5.00%, 3/15/27  910,000 1,052
Sabine Pass Liquefaction, 5.75%, 5/15/24  150,000 170
Sabine Pass Liquefaction, 5.875%, 6/30/26  210,000 250
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (12) 555,000 558
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 78
SBA Tower Trust, 2.836%, 1/15/25 (1) 390,000 415
SBA Tower Trust, 3.168%, 4/11/22 (1) 490,000 492
SBA Tower Trust, 3.448%, 3/15/23 (1) 75,000 79
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 760,000 802
Sempra Energy, 3.40%, 2/1/28  685,000 751
Simon Property Group, 2.65%, 7/15/30  290,000 294
Simon Property Group, 3.30%, 1/15/26  65,000 70
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 200,000 213
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 570,000 609
Southern, 3.25%, 7/1/26  440,000 477
Standard Chartered, VR, 4.644%, 4/1/31 (1)(12) 910,000 1,061
Synchrony Financial, 4.25%, 8/15/24  85,000 93
Synchrony Financial, 4.375%, 3/19/24  120,000 132
T-Mobile USA, 2.05%, 2/15/28 (1) 205,000 204
T-Mobile USA, 3.75%, 4/15/27 (1) 1,345,000 1,483
Tengizchevroil Finance International, 4.00%, 8/15/26  675,000 734
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  545,000 612
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  495,000 568
Transurban Finance, 2.45%, 3/16/31 (1) 210,000 213
Transurban Finance, 3.375%, 3/22/27 (1) 540,000 594
Transurban Finance, 4.125%, 2/2/26 (1) 130,000 146
Trinity Acquisition, 4.40%, 3/15/26  335,000 381
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  232,232 226
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  127,567 124
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  78,819 78
UnitedHealth Group, 2.00%, 5/15/30  145,000 145
UnitedHealth Group, 2.75%, 5/15/40  70,000 69
Valero Energy, 2.15%, 9/15/27  140,000 140
Vanke Real Estate Hong Kong, 5.35%, 3/11/24  900,000 1,004
VEREIT Operating Partnership, 2.20%, 6/15/28  75,000 74
VEREIT Operating Partnership, 2.85%, 12/15/32  375,000 374
VEREIT Operating Partnership, 3.10%, 12/15/29  625,000 650
VEREIT Operating Partnership, 3.40%, 1/15/28  75,000 81
VEREIT Operating Partnership, 3.95%, 8/15/27  399,000 449
VEREIT Operating Partnership, 4.60%, 2/6/24  1,265,000 1,390

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
VEREIT Operating Partnership, 4.875%, 6/1/26  105,000 122
Verizon Communications, 2.65%, 11/20/40  340,000 317
Verizon Communications, 2.987%, 10/30/56 (1) 1,665,000 1,505
Verizon Communications, 4.329%, 9/21/28  665,000 770
Verizon Communications, 4.522%, 9/15/48  250,000 294
Verizon Communications, 4.75%, 11/1/41  235,000 287
Vistra Operations, 3.55%, 7/15/24 (1) 705,000 756
Vodafone Group, 4.375%, 5/30/28  255,000 298
Vodafone Group, 5.25%, 5/30/48  885,000 1,145
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  300,000 400
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 385,000 382
Volkswagen Group of America Finance, 2.85%, 9/26/24 (1) 410,000 436
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 600,000 652
Wells Fargo, 4.30%, 7/22/27  290,000 335
Wells Fargo, VR, 2.188%, 4/30/26 (12) 255,000 265
Wells Fargo, VR, 2.393%, 6/2/28 (12) 355,000 369
Wells Fargo, VR, 2.572%, 2/11/31 (12) 1,030,000 1,062
Wells Fargo, VR, 2.879%, 10/30/30 (12) 850,000 897
Wells Fargo, VR, 3.068%, 4/30/41 (12) 300,000 308
Westlake Chemical, 1.625%, 7/17/29 (EUR)  177,000 219
Williams, 3.90%, 1/15/25  150,000 163
Williams, 4.00%, 9/15/25  111,000 123
Williams, 5.10%, 9/15/45  365,000 428
Woodside Finance, 3.65%, 3/5/25 (1) 470,000 502
Woodside Finance, 3.70%, 9/15/26 (1) 439,000 476
Woodside Finance, 3.70%, 3/15/28 (1) 520,000 547
WPP Finance 2010, 3.75%, 9/19/24  660,000 726
Yili Holding Investment, 1.625%, 11/19/25  1,155,000 1,145
Total Corporate Bonds (Cost $112,690) 118,180
EQUITY MUTUAL FUNDS 6.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 2,470,742 126,452
T. Rowe Price Real Assets Fund - I Class (3) 3,098,346 40,000
Total Equity Mutual Funds (Cost $93,229) 166,452
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Equate Petrochemical, 4.25%, 11/3/26  675,000 736
Perusahaan Listrik Negara, 4.125%, 5/15/27 (1) 550,000 598
QNB Finance, 2.75%, 2/12/27  600,000 631
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 550,000 600
Saudi Electricity Global Sukuk, 4.723%, 9/27/28  500,000 592

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
State Grid Overseas Investment, 2.75%, 5/4/22 (1) 1,060,000 1,085
Total Foreign Government Obligations & Municipalities (Cost
$4,181) 4,242
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 0.992%, 9/15/34 (1) 317,821 318
Angel Oak Mortgage Trust, Series 2019-3, Class A3, CMO, ARM,
3.238%, 5/25/59 (1) 225,841 227
Angel Oak Mortgage Trust, Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65 (1) 313,184 317
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 160,739 162
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 476,898 482
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 97,897 100
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 309,761 314
Ashford Hospitality Trust, Series 2018-ASHF, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.356%, 4/15/35 (1) 345,000 342
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M
USD LIBOR + 0.93%, 1.043%, 12/15/36 (1) 770,000 770
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.362%, 9/15/32 (1) 190,000 190
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.912%, 9/15/32 (1) 230,000 227
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D,
ARM, 1M USD LIBOR + 2.16%, 2.266%, 11/15/34 (1) 195,000 192
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A,
CMO, ARM, 3.50%, 1/28/58 (1) 174,623 177
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, CMO, ARM, 3.00%, 3/28/57 (1) 39,767 40
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  225,000 252
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 1.112%, 4/15/34 (1) 535,000 534
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class
C, ARM, 3.662%, 11/15/52  235,000 243
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 148,456 152
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 575,303 591
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  380,000 413

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
A5, 3.137%, 2/10/48  225,000 242
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  405,000 448
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class C,
ARM, 4.672%, 3/10/51  275,000 280
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A,
2.647%, 12/10/41 (1) 1,000,000 1,042
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.762%, 11/15/37 (1) 181,853 182
COLT Mortgage Loan Trust, Series 2019-3, Class A1, CMO, ARM,
2.764%, 8/25/49 (1) 213,512 215
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 190,747 192
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 305,274 310
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  230,000 253
Commercial Mortgage Trust, Series 2015-LC21, Class B, ARM,
4.335%, 7/10/48  500,000 542
Commercial Mortgage Trust, Series 2015-PC1, Class B, ARM,
4.325%, 7/10/50  250,000 266
Commercial Mortgage Trust, Series 2016-CR28, Class A4,
3.762%, 2/10/49  430,000 479
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  311,456 336
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.468%, 9/25/29  495,945 497
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.218%, 11/25/29  578,578 571
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.118%, 2/25/30  286,615 284
Connecticut Avenue Securities, Series 2018-C01, Class 1ED2,
CMO, ARM, 1M USD LIBOR + 0.85%, 0.968%, 7/25/30  489,575 484
Connecticut Avenue Securities, Series 2018-C02, Class 2EB2,
CMO, ARM, 1M USD LIBOR + 0.90%, 1.018%, 8/25/30  246,485 242
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1,
CMO, ARM, 1M USD LIBOR + 0.75%, 0.868%, 1/25/40 (1) 93,753 94
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 210,000 215
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  230,000 248
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class B,
3.48%, 9/15/52  270,000 281
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 430,000 421

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1,
CMO, ARM, 3.558%, 4/25/59 (1) 162,254 163
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 239,565 245
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.985%, 11/25/44 (1) 132,298 134
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 0.968%, 3/25/50 (1) 151,718 152
FREMF Mortgage Trust, Series 2018-K73, Class B, ARM, 3.853%,
2/25/51 (1) 555,000 608
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 3.932%,
2/25/25 (1) 605,000 657
FREMF Mortgage Trust, Series 2019-K100, Class B, ARM, 3.49%,
11/25/52 (1) 600,000 641
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.193%,
5/25/52 (1) 195,000 219
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.737%,
10/25/52 (1) 280,000 305
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 139,188 144
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 152,454 158
Galton Funding Mortgage Trust, Series 2019-2, Class A42, CMO,
ARM, 3.50%, 6/25/59 (1) 73,298 74
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (1) 223,060 227
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 384,399 389
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 317,132 323
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 1.14%, 12/15/36 (1) 370,000 370
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.739%, 12/15/36 (1) 335,000 332
GS Mortgage Securities Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  305,000 332
GS Mortgage Securities Trust, Series 2017-GS8, Class C, ARM,
4.336%, 11/10/50  775,000 821
GS Mortgage Securities Trust, Series 2019-SOHO, Class C, ARM,
1M USD LIBOR + 1.30%, 1.42%, 6/15/36 (1) 635,000 635
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.964%, 7/25/44 (1) 18,992 19
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class A8,
CMO, ARM, 4.00%, 8/25/49 (1) 258,372 266
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 3.00%, 10/25/50 (1) 401,408 410

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hilton Orlando Trust, Series 2018-ORL, Class A, ARM, 1M USD
LIBOR + 0.92%, 1.026%, 12/15/34 (1) 503,000 503
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1,
CMO, ARM, 3.454%, 1/25/59 (1) 221,058 224
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3,
CMO, ARM, 3.606%, 1/25/59 (1) 338,985 343
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (1) 171,955 175
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (1) 263,539 268
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 282,782 286
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, ARM, 1M
USD LIBOR + 0.95%, 1.063%, 1/15/33 (1) 230,000 230
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 154
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 145,801 151
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 229,329 236
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 265,069 274
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 214,076 221
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 133,720 137
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 294,185 302
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, CMO,
ARM, 2.50%, 4/25/57 (1) 46,451 47
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  225,000 238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  125,000 138
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  320,000 356
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.031%, 5/15/48  55,000 61
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, ARM,
1M USD LIBOR + 1.25%, 1.356%, 11/15/34 (1) 590,000 587
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class
A1, CMO, ARM, 3.60%, 4/25/49 (1) 220,707 223
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class
A2, CMO, ARM, 3.701%, 4/25/49 (1) 121,166 122
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 504,756 518

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 280,152 286
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 223,242 233
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 164,113 168
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 195,794 202
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.868%, 2/25/60 (1) 83,007 84
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 526,229 541
Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%,
4/13/33 (1) 181,000 167
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (1) 62,126 62
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.48%, 4/25/43  378,882 391
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.826%, 8/25/47 (1) 224,114 237
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 189,347 193
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 2/25/48 (1) 54,294 56
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 152,620 155
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 136,376 139
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 192,609 196
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class
A1, CMO, ARM, 4.121%, 10/25/48 (1) 355,553 369
Starwood Mortgage Residential Trust, Series 2019-1, Class A1,
CMO, ARM, 2.941%, 6/25/49 (1) 234,077 238
Starwood Mortgage Residential Trust, Series 2019-1, Class A2,
CMO, ARM, 3.146%, 6/25/49 (1) 286,545 291
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class
A1, CMO, ARM, 3.468%, 2/25/49 (1) 179,078 180
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class
A2, CMO, ARM, 3.651%, 2/25/49 (1) 299,889 302
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1,
CMO, ARM, 2.61%, 9/27/49 (1) 321,759 328
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3,
Class M3, CMO, ARM, 1M USD LIBOR + 4.70%, 4.818%, 4/25/28  500,190 521
Structured Agency Credit Risk Debt Notes, Series 2016-HQA3,
Class M2, CMO, ARM, 1M USD LIBOR + 1.35%, 1.468%, 3/25/29  15,013 15

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2017-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 1.20%, 1.318%,
10/25/29  127,410 128
Structured Agency Credit Risk Debt Notes, Series 2018-DNA1,
Class M2AT, CMO, ARM, 1M USD LIBOR + 1.05%, 1.168%,
7/25/30  374,916 373
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.918%,
12/25/30 (1) 86,206 86
Structured Agency Credit Risk Debt Notes, Series 2018-DNA3,
Class M1, CMO, ARM, 1M USD LIBOR + 0.75%, 0.868%,
9/25/48 (1) 378 —
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.218%,
9/25/30  270,816 271
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.368%,
2/25/47 (1) 293,003 294
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.75%, 0.868%,
2/25/50 (1) 171,228 171
Structured Agency Credit Risk Debt Notes, Series 2020-DNA4,
Class M1, CMO, ARM, 1M USD LIBOR + 1.50%, 1.618%,
8/25/50 (1) 171,457 172
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.845%, 10/25/50 (1) 420,000 424
Structured Agency Credit Risk Debt Notes, Series 2020-HQA3,
Class M1, CMO, ARM, 1M USD LIBOR + 1.55%, 1.668%,
7/25/50 (1) 37,455 38
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.145%, 11/25/50 (1) 208,671 209
Towd Point Mortgage Trust, Series 2015-3, Class A1B, CMO, ARM,
3.00%, 3/25/54 (1) 12,269 12
Towd Point Mortgage Trust, Series 2015-4, Class A1B, CMO, ARM,
2.75%, 4/25/55 (1) 23,032 23
Towd Point Mortgage Trust, Series 2015-4, Class M1, CMO, ARM,
3.75%, 4/25/55 (1) 575,000 603
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO, ARM,
2.75%, 5/25/55 (1) 28,247 28
Towd Point Mortgage Trust, Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 48,942 49
Towd Point Mortgage Trust, Series 2016-1, Class A3B, CMO, ARM,
3.00%, 2/25/55 (1) 102,079 104
Towd Point Mortgage Trust, Series 2016-2, Class A1A, CMO, ARM,
2.75%, 8/25/55 (1) 74,225 75
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 51,163 52

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 55,083 56
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 0.718%, 2/25/57 (1) 92,310 92
Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, CMO,
ARM, 4.00%, 10/25/58 (1) 55,286 55
Verus Securitization Trust, Series 2019-1, Class A1, CMO, ARM,
3.836%, 2/25/59 (1) 285,185 287
Verus Securitization Trust, Series 2019-2, Class A3, CMO, ARM,
3.448%, 5/25/59 (1) 630,421 633
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 206,623 211
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 235,345 240
Verus Securitization Trust, Series 2019-INV1, Class A1, CMO,
ARM, 3.402%, 12/25/59 (1) 142,893 145
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 443,415 454
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 552,133 567
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 327,681 333
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 104
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 220,079 222
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 235,000 239
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class
C, ARM, 4.209%, 6/15/48  825,000 893
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class
C, ARM, 4.293%, 7/15/58  95,000 102
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  695,000 744
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,165,000 1,270
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class
B, 3.671%, 12/15/52  200,000 219
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 570,000 583
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class
B, 3.139%, 2/15/53  304,786 321
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  430,000 470

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 420,000 460
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$43,704) 44,751
PRIVATE INVESTMENT COMPANIES 5.1%
Blackstone Partners Offshore Fund (5)(7) 103,266 133,641
Total Private Investment Companies (Cost $104,985) 133,641
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.6%
U.S. Government Agency Obligations 2.0% (13)
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  312,550 49
Federal Home Loan Mortgage
2.50%, 4/1/30  199,834 211
3.00%, 12/1/42 - 2/1/47  1,886,610 2,025
3.50%, 8/1/42 - 3/1/46  1,591,220 1,735
4.00%, 8/1/40 - 12/1/41  724,947 800
4.50%, 6/1/39 - 10/1/41  523,109 589
5.00%, 1/1/24 - 8/1/40  198,829 228
6.00%, 8/1/21 - 8/1/38  137,182 163
6.50%, 11/1/29 - 7/1/35  32,064 35
7.00%, 10/1/25 - 6/1/32  6,237 7
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 2.725%, 7/1/35  2,816 3
12M USD LIBOR + 1.735%, 2.109%, 2/1/37  24,224 25
12M USD LIBOR + 1.75%, 2.479%, 2/1/35  33,461 35
12M USD LIBOR + 1.78%, 2.285%, 9/1/32  645 1
12M USD LIBOR + 1.831%, 2.205%, 1/1/37  14,464 15
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 12/1/50  1,131,886 1,199
4.00%, 1/1/50 - 2/1/50  585,294 629
4.50%, 5/1/50  93,397 102
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  4,055 1
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  151,068 154
Federal National Mortgage Assn., ARM, 12M USD LIBOR + 1.89%,
2.638%, 8/1/36  20,855 21
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  151,660 162
3.50%, 6/1/42 - 5/1/46  1,818,436 1,990
4.00%, 11/1/40  441,989 485
Federal National Mortgage Assn., UMBS

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
2.50%, 1/1/32 - 12/1/50  3,557,652 3,707
3.00%, 8/1/27 - 7/1/50  8,085,382 8,643
3.50%, 1/1/30 - 7/1/50  5,102,879 5,493
4.00%, 11/1/40 - 1/1/50  3,218,963 3,532
4.50%, 4/1/26 - 5/1/50  1,957,695 2,177
5.00%, 9/1/23 - 12/1/47  704,820 816
5.50%, 11/1/34 - 9/1/41  680,824 796
6.00%, 5/1/21 - 1/1/41  444,783 532
6.50%, 8/1/23 - 5/1/40  352,485 408
7.00%, 9/1/30 - 4/1/32  5,085 6
8.50%, 11/1/21  3 —
UMBS, TBA(14)
2.00%, 4/1/36 - 3/1/51  6,425,000 6,520
2.50%, 3/1/36 - 3/1/51  4,185,000 4,341
3.00%, 3/1/51  2,620,000 2,742
4.00%, 3/1/51  700,000 752
4.50%, 3/1/51  1,220,000 1,327
52,456
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
2.50%, 1/20/51  1,147,043 1,191
3.00%, 9/15/42 - 7/20/50  3,738,186 3,932
3.50%, 11/20/42 - 4/20/48  3,253,641 3,527
4.00%, 2/20/41 - 1/20/48  1,589,559 1,736
4.50%, 11/20/39 - 1/20/47  650,495 735
5.00%, 7/20/39 - 7/20/48  1,174,740 1,329
5.50%, 10/20/32 - 3/20/49  575,218 653
6.00%, 8/20/34 - 12/20/38  294,819 348
6.50%, 10/15/27 - 2/15/29  2,863 3
7.00%, 9/20/27  1,343 1
7.50%, 1/15/30  3,365 3
8.00%, 8/15/24 - 10/20/25  250 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  209,169 218
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  177,790 27
4.00%, 5/20/37 - 2/20/43  214,373 16
4.50%, 12/20/39  12,905 —
Government National Mortgage Assn., TBA(14)
2.00%, 3/20/51  405,000 411
2.50%, 3/20/51  1,700,000 1,765
3.00%, 4/20/51  535,000 557
4.00%, 3/20/51  840,000 899

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
17,351
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $68,368) 69,807
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.0%
U.S. Treasury Obligations 3.0%
U.S. Treasury Bonds, 1.375%, 11/15/40  8,080,000 7,231
U.S. Treasury Bonds, 1.625%, 11/15/50  4,000,000 3,559
U.S. Treasury Bonds, 1.875%, 2/15/41  1,570,000 1,536
U.S. Treasury Bonds, 1.875%, 2/15/51  320,000 303
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  1,215,768 1,308
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  3,422,086 3,730
U.S. Treasury Notes, 0.125%, 12/31/22  4,885,000 4,885
U.S. Treasury Notes, 0.125%, 1/31/23  7,590,000 7,589
U.S. Treasury Notes, 0.125%, 5/15/23  4,130,000 4,126
U.S. Treasury Notes, 0.125%, 1/15/24  5,620,000 5,598
U.S. Treasury Notes, 0.125%, 2/15/24  415,000 413
U.S. Treasury Notes, 0.375%, 12/31/25  5,580,000 5,495
U.S. Treasury Notes, 0.375%, 1/31/26  9,700,000 9,544
U.S. Treasury Notes, 0.375%, 9/30/27  11,995,000 11,478
U.S. Treasury Notes, 1.375%, 10/15/22 (15) 7,885,000 8,044
U.S. Treasury Notes, 1.625%, 11/15/22  2,620,000 2,687
U.S. Treasury Notes, 1.625%, 12/15/22  1,905,000 1,956
79,482
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $80,596) 79,482
SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 5.2%
T. Rowe Price Treasury Reserve Fund, 0.05% (3)(16) 135,600,000 135,600
Total Short-Term Investments (Cost $135,600) 135,600

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 0.10% (3)(16) 1,180,258 11,803
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,803
Total Securities Lending Collateral (Cost $11,803) 11,803
Total Investments in Securities 101.2%
(Cost $1,857,873) $ 2,662,121
Other Assets Less Liabilities (1.2)% (31,327)
Net Assets 100.0% $ 2,630,794
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $87,093 and represents 3.3% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2021.
(7) Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $10,955 and represents 0.4% of net assets.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) All or a portion of this security is on loan at February 28, 2021.
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(13) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $19,314 and represents 0.7% of net assets.
(15) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu

T. ROWE PRICE Spectrum Moderate Allocation Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
RUB Russian Ruble
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 4/16/21 @ $3,825.00 333 126,911 (3,578)
Total Options Written (Premiums $(4,078)) $ (3,578)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 820 5 3 2
Barclays Bank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 40 — — —
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 1,475 33 18 15
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 360 4 1 3
Barclays Bank, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 10 — — —
BNP Paribas, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 775 18 14 4
Citibank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 85 1 — 1
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 1,489 18 1 17
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 88 3 1 2
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 50 — — —

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 1,850 (4) 8 (12)
Total Bilateral Credit Default Swaps, Protection Sold 46 32
Total Bilateral Swaps 46 32
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S35, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/25 * 3,944 366 381 (15)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S35, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 7,531 172 157 15
Total Centrally Cleared Credit Default Swaps,
Protection Sold —
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date 10
Variation margin receivable (payable) on centrally cleared swaps $ 10
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $33.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 IDR 2,713,965 USD 192 $ (5)
Bank of America 4/9/21 INR 6,935 USD 94 (1)
Bank of America 4/16/21 MXN 3,725 USD 185 (8)
Bank of America 4/16/21 RON 760 USD 189 (1)
Bank of America 4/16/21 USD 376 RON 1,518 1
Bank of America 4/23/21 CAD 245 USD 191 1
Barclays Bank 4/9/21 USD 375 PEN 1,365 1
Canadian Imperial Bank
of Commerce 4/23/21 CAD 1,165 USD 923 (8)
Citibank 4/16/21 USD 368 MXN 7,555 9
Citibank 4/23/21 AUD 1,500 USD 1,152 3
Citibank 4/23/21 AUD 680 USD 530 (6)
Citibank 4/23/21 JPY 78,216 USD 753 (19)
Citibank 4/23/21 USD 931 NOK 7,900 20
Citibank 4/23/21 USD 958 NZD 1,330 (3)
Credit Suisse 4/9/21 RUB 14,130 USD 191 (2)
Credit Suisse 4/9/21 USD 379 INR 27,975 3
Credit Suisse 4/23/21 NOK 7,800 USD 915 (16)
Deutsche Bank 4/9/21 IDR 780,485 USD 55 (1)
Deutsche Bank 4/9/21 USD 379 IDR 5,358,780 9
Goldman Sachs 4/9/21 INR 6,935 USD 94 —
Goldman Sachs 4/16/21 MXN 3,830 USD 192 (10)
HSBC Bank 4/23/21 CAD 1,210 USD 948 2
HSBC Bank 4/23/21 CAD 715 USD 566 (4)
HSBC Bank 4/23/21 USD 969 CAD 1,230 2
HSBC Bank 5/21/21 USD 470 EUR 387 2
JPMorgan Chase 4/9/21 INR 14,105 USD 191 (1)
JPMorgan Chase 4/23/21 NOK 6,540 USD 767 (13)
JPMorgan Chase 4/23/21 NZD 2,640 USD 1,896 11
JPMorgan Chase 4/23/21 USD 988 AUD 1,275 7
JPMorgan Chase 4/23/21 USD 992 NOK 8,380 26
JPMorgan Chase 5/21/21 GBP 680 USD 933 15
JPMorgan Chase 5/21/21 USD 986 GBP 710 (4)
Morgan Stanley 4/9/21 PEN 1,365 USD 377 (3)
Morgan Stanley 4/23/21 NOK 9,880 USD 1,166 (27)
RBC Dominion Securities 4/23/21 CAD 1,450 USD 1,140 —
State Street 5/21/21 GBP 1,385 USD 1,927 3
UBS Investment Bank 4/9/21 IDR 1,864,330 USD 131 (2)
UBS Investment Bank 4/9/21 RUB 13,950 USD 185 1
UBS Investment Bank 4/9/21 USD 367 RUB 28,080 (7)
UBS Investment Bank 4/16/21 RON 758 USD 188 (1)
UBS Investment Bank 4/23/21 AUD 1,520 USD 1,172 (2)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/23/21 JPY 98,614 USD 951 $ (25)
UBS Investment Bank 4/23/21 NZD 1,300 USD 939 —
UBS Investment Bank 4/23/21 USD 1,675 JPY 176,830 15
UBS Investment Bank 5/21/21 USD 931 EUR 768 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ (36)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 88 MSCI EAFE Index contracts 3/21 (9,522) $ (292)
Long, 221 S&P 500 E-Mini Index contracts 3/21 42,092 (527)
Long, 94 U.S. Treasury Long Bond contracts 6/21 14,967 (125)
Short, 33 U.S. Treasury Notes five year contracts 6/21 (4,091) 33
Short, 7 U.S. Treasury Notes ten year contracts 6/21 (929) 11
Long, 256 U.S. Treasury Notes two year contracts 6/21 56,516 (48)
Long, 114 Ultra U.S. Treasury Bonds contracts 6/21 21,553 (62)
Short, 168 Ultra U.S. Treasury Notes ten year
contracts 6/21 (24,754) 196
Net payments (receipts) of variation margin to date 1,088
Variation margin receivable (payable) on open futures contracts $ 274

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 2.06% $ — $ 3,894 $ 1,595
T. Rowe Price Inflation Protected Bond Fund - I
Class, (0.48)% — — —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 4.41% (292) 6,004 2,616
T. Rowe Price Institutional Emerging Markets
Equity Fund 3,665 38,694 570
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.35% (238) 1,906 1,101
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.45% (9) 4,757 2,863
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.12% 413 1,556 1,081
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, (0.81)% 1 3 —
T. Rowe Price Real Assets Fund - I Class (53) 8,147 656
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 1.66% 6,309 (11,373) 437
T. Rowe Price Treasury Reserve Fund, 0.05% — — 93
T. Rowe Price Short-Term Fund, 0.10% — — —++
Totals $ 9,796# $ 53,588 $ 11,012+

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Dynamic Global
Bond Fund - I Class, 2.06% $ 91,729 $ 10,345 $ — $ 105,968
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(0.48)% 7 — — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
4.41% 67,582 2,617 3,817 72,386
T. Rowe Price Institutional
Emerging Markets Equity Fund 104,625 725 17,591 126,452
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.35% 34,478 11,317 3,483 44,217
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.45% 62,070 10,859 5,434 72,252
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.12% 89,731 19,495 — 110,782
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, (0.81)% 51 1 — 54
T. Rowe Price Real Assets Fund
- I Class 30,748 3,156 2,053 40,000
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
1.66% 24,657 24,746 — 38,031
T. Rowe Price Treasury Reserve
Fund, 0.05% 64,429  ¤  ¤ 135,600
T. Rowe Price Short-Term Fund,
0.10% 9,157  ¤  ¤ 11,803
Total $ 757,552^
# Capital gain distributions from mutual funds represented $6,878 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $11,012 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $682,582.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Moderate Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Spectrum Moderate Allocation Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 347,163 $ — $ 347,163
Bond Mutual Funds 443,697 — — 443,697
Common Stocks 1,069,237 343,150 3,098 1,415,485
Convertible Preferred Stocks — 654 7,626 8,280
Equity Mutual Funds 166,452 — — 166,452
Private Investment Companies — — 133,641 133,641
Short-Term Investments 135,600 — — 135,600
Securities Lending Collateral 11,803 — — 11,803
Total Securities 1,826,789 690,967 144,365 2,662,121
Swaps* — 97 — 97
Forward Currency Exchange
Contracts — 133 — 133
Futures Contracts* 240 — — 240
Total $ 1,827,029 $ 691,197 $ 144,365 $ 2,662,591
Liabilities
Options Written $ — $ 3,578 $ — $ 3,578
Swaps* — 19 — 19
Forward Currency Exchange
Contracts — 169 — 169
Futures Contracts* 1,054 — — 1,054
Total $ 1,054 $ 3,766 $ — $ 4,820

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2021, totaled $18,536,000 for the period ended
February 28, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
1
Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-
Backed Securities, Foreign Government Obligations & Municipalities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
6/1/20
Gain (Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
2/28/21
Investment in Securities
Common Stocks $ 2,259 $ 492 $ 475 $ — $ (128) $ 3,098
Convertible Preferred
Stocks 2,423 2,517 3,025 — (339) 7,626
Private Investment
Companies 121,336 15,555 7,750 (11,000) — 133,641
Total $ 126,018 $ 18,564 $ 11,250 $ (11,000) $ (467) $ 144,365

T. ROWE PRICE Spectrum Moderate Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Investments in
Securities
Common
Stock
$ 3,098 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of Return 15% 15% Increase
Market
comparable
Enterprise
Value to Sales
Multiple
1.1x
– 20.0x
3.0x Increase
Sales Growth
Rate
19% 19% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Projected
Enterprise
Value to
EBITDA
Multiple
12.0x 12.0x Increase
Enterprise
Value to Gross
Profit Multiple
5.2x
– 36.3x
10.3x Increase
Gross Profit
Growth Rate
21% 21% Increase
Enterprise
Value to
EBITDA
Multiple
10.0x 10.0x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price to
Tangible Book
Value Multiple
0.9x
– 1.0x
1.0x Increase
Tangible Book
Value Growth
Rate
23% 23% Increase
Options Pricing
Model
Discount
for Lack of
Marketability
10% 10% Decrease
Risk-Free Rate 3% 3% Increase
Volatility 38%
– 43%
41% Increase
Private
Company
Valuation
—# —# —#
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 7,626 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
Value to Sales
Multiple
5.7x
– 20.0x
11.6x Increase
Sales Growth
Rate
12%
– 29%
22% Increase
Enterprise
Value to Gross
Profit Multiple
8.3x
– 36.3x
18.4x Increase
Gross Profit
Rate
15%
– 29%
23% Increase
Discount
for Lack of
Marketability
105 10% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F102-054Q3 02/21
($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 133,641 Rollforward of
Investee NAV
Estimated
return
0.90% 0.90% Increase